SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2024 CNY (¥) item $ / shares	Dec. 31, 2024 CNY (¥) item loan	Dec. 31, 2024 USD ($) loan	Dec. 31, 2024 HKD ($) loan	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) item	Dec. 31, 2021 item	Dec. 31, 2020 item	Jan. 01, 2018 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss from continuing operations		¥ 652,075	$ (89,333)		¥ 531,021	¥ 768,990
Net cash (used in) generated from operating activities		(397,749)	$ (54,491)		(276,471)	(216,694)
Cash and cash equivalents	¥ 216,224	216,224			58,139		$ 29,623
Working capital	1,141,383	1,141,383					156,368
Accumulated deficit	¥ (4,372,832)	¥ (4,372,832)			¥ (4,064,589)		$ (599,076)
Number of loan contracts | loan		11	11	11
Amount of loan contract		¥ 167,170	$ 22,902
Noon buying rate	7.2993	7.2993					7.2993
Conversion from noon buying rate to per share value | $ / shares	¥ 1
Description of liquid investments maturity term		90 days	90 days	90 days
Number of reporting units after disposal of the GFHM | item	2	2			2		2
Interest costs incurred		¥ 249,534	$ 34,186		¥ 223,936	180,847
Interest and other costs relating to construction capitalized		56,334	7,718		58,267	60,490
Impairment on long-lived assets | ¥		0			¥ 0	0
Gross proceeds from the initial public offering		¥ 510,522	$ 69,941	$ 554,914		¥ 0
CHS [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reporting units after disposal of the GFHM | item								2	2
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessor, sales-type lease, term of contract	5 years	5 years					5 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessor, sales-type lease, term of contract	20 years	20 years					20 years
Offices and facility under leases | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessee, finance lease, term of contract	1 year	1 year					1 year
Lessee, operating lease, term of contract	1 year	1 year					1 year
Offices and facility under leases | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessee, finance lease, term of contract	20 years	20 years					20 years
Land use rights under leases
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessee, finance lease, term of contract	50 years	50 years					50 years
Lessee, operating lease, term of contract	50 years	50 years					50 years
Equipment leased to others | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessor, sales-type lease, term of contract	5 years	5 years					5 years
Equipment leased to others | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessor, sales-type lease, term of contract	20 years	20 years					20 years
Cumulative effect, period of adoption, adjusted balance
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accumulated deficit | ¥										¥ 5,632